Brandes Institutional Global Equity Fund (Prospectus Summary) | Brandes Institutional Global Equity Fund
Brandes Institutional Global Equity Fund
Investment Objective
The Brandes Institutional Global Equity Fund (the "Global Fund") seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brandes Institutional Global Equity Fund		Class I	Class E	Class S
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fees		none	0.25%	none
Other Expenses		0.64%	0.64%	0.64%
Total Other Expenses		0.64%	0.89%	0.64%
Total Annual Fund Operating Expenses	[1]	1.44%	1.69%	1.69%
Less: Fee Waiver and/or Expense Reimbursement		(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	1.25%	1.25%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Fund. Class E shares of the Fund are subject to annual shareholder servicing fees of up to 0.25% of average daily net assets; however during the fiscal year ended September 30, 2011, the Fund did not charge any shareholder servicing fees.
[2]	The Advisor has contractually agreed to limit the Global Fund's Class I, Class E and Class S annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.00% for Class I and 1.25% for Class E and Class S as percentages of the Fund's respective classes' average daily net assets through January 31, 2013 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps or any lower expense caps in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the

Global Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes Institutional Global Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	102	412	745	1,686
Class E	127	490	876	1,961
Class S	127	490	876	1,961

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.94% of the average value of its portfolio.

Principal Investment Strategies
The Global Fund invests principally in common and preferred stocks of U.S. and foreign companies and securities that are convertible into such common stocks. These companies generally have market capitalizations (market value of publicly traded securities) greater than $1 billion. A foreign company is determined to be "foreign" on the basis of its domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors. Under normal market conditions, the Global Fund invests at least

80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of issuers located in at least three countries, one of which may be the United States. Up to 30% of the Global Fund's

total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets. The Global Fund may also buy shares of exchange traded funds ("ETFs") which are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.

Brandes Investment Partners, L.P., the Fund's investment advisor (the

"Advisor"), uses the principles of value investing to analyze and select equity securities for the Global Fund's investment portfolio. When buying equity securities, the Advisor assesses the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities at what it believes are favorable prices to intrinsic value, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The

Advisor may sell a security when its price reaches a target set by the Advisor or the Advisor believes that other investments are more attractive.

Principal Investment Risks
Because the values of the Global Fund's investments will fluctuate with market conditions, so will the value of your investment in the Global Fund. You could lose money on your investment in the Global Fund, or the Global Fund could underperform other investments. Principal risks of the Global Fund are as follows:

  ·  Stock Risks - The values of the Global Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

  ·  Convertible Securities Risks - The values of convertible securities are affected by interest rates; if rates rise, the values of convertible securities may fall. A convertible security's market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's

     "conversion price." As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

  ·  ETF Risk - ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

     frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

  ·  Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future,

     substantial fluctuations or a steady devaluation relative to the U.S. dollar.

  ·  Value Securities Risks - The Global Fund may invest in value securities,

     which are securities of companies that may have experienced adverse business,

     industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Performance
The following performance information shows you how the Global Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund's Class I shares since its inception. The table below compares the Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Global Fund will perform in the future. Updated performance is available on the Fund's website

www.brandesinstitutionalfunds.com.

Brandes Institutional Global Equity Fund Year-by-Year Total Returns as of December 31, 2011 for Class I Shares

Best Quarter  Q2 2009 18.38%

Worst Quarter Q3 2011 -16.18%

Brandes Institutional Global Equity Fund Average Annual Total Returns For periods ending December 31, 2011
Average Annual Total Returns Brandes Institutional Global Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I Shares Return Before Taxes	(6.16%)	3.54%	Oct. 06, 2008
Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	(7.03%)	2.89%	Oct. 06, 2008
Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	(2.31%)	3.24%	Oct. 06, 2008
Class E	Class E Shares Return Before Taxes	(6.41%)	3.39%	Oct. 06, 2008
Class S	Class S Shares Return Before Taxes	(6.16%)	3.37%	Oct. 06, 2008
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.54%)	5.33%	Oct. 06, 2008

Class I and Class E shares commenced operations on October 6, 2008. Class S shares commenced operations on January 31, 2011. Performance shown prior to the inception of Class S shares reflects the performance of the Class I shares adjusted to reflect Class S expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. After-tax returns for Class E and Class S shares will vary from those shown above for Class I shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

In certain cases, the "Return After Taxes on Distributions and Sale of Fund

Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.